Benefit Plans (Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities) (Details) - Pension [Member] - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) / loss	$ 3.4	$ 9.1	$ 20.9
Defined Benefit Plan, Accumulated Other Comprehensive Income, Plan Curtailments	0.0	(5.6)	(5.7)
Reversal of amortization item, Net actuarial (gain) / loss	(9.4)	(8.7)	(7.2)
Reversal of amortization item, Prior service cost / (credit)	(1.4)	(1.5)	(3.0)
Total recognized in Accumulated other comprehensive income, Regulatory assets and Regulatory liabilities	(7.4)	(6.7)	5.0
Total recognized in net periodic benefit cost and Accumulated other comprehensive income, Regulatory assets and Regulatory liabilities	2.1	6.2	18.5
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment	$ 0.0	$ (5.6)	$ (5.7)